Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss	$ (11,079)	$ (11,225)	$ (40,459)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Impairment of other long-lived assets	776	7,260	6,759
Depreciation and amortization	50,942	61,250	66,635
Stock-based compensation	20,564	15,686	17,722
Foreign currency transaction loss (gain)	(1,900)	5,140	(10,429)
Deferred income taxes	(2,393)	(3,956)	(2,549)
Gain from sale of unconsolidated entity	(3,578)	(7,908)	788
Share in (profits) losses of associated companies	412	(1,724)	1,710
Other non-cash items	(103)	582	2,400
Change in cash attributable to changes in operating assets and liabilities, net of the impact of acquisitions or divestitures:
Accounts receivable, net	4,967	(8,884)	(7,581)
Inventories	(48,647)	(16,124)	2,174
Net investment in sales-type leases	2,911	7,437	12,196
Other current assets and prepaid expenses	(5,847)	446	1,100
Other non-current assets	5,807	(1,280)	(802)
Accounts payable	(13,114)	6,882	(1,206)
Other current liabilities	(7,273)	9,183	(1,114)
Deferred revenues	(3,779)	6,203	3,421
Other non-current liabilities	141	(5,256)	10,954
Net cash provided by (used in) operating activities	(11,193)	63,712	61,719
Cash flows from investing activities
Purchase of property and equipment	(22,549)	(23,361)	(22,308)
Proceeds from sale of subsidiaries and unconsolidated entity	4,909	41,168
Investment in unconsolidated entities	(20,222)	(13,015)	(3,568)
Proceeds from sale of plant and property	129	4,105
Purchase of intangible assets	(2,752)	(1,449)	(1,540)
Investments in short-term bank deposits	(28,300)
Other investing activities	(741)	(304)	(361)
Net cash provided by (used in) investing activities	(69,526)	7,144	(27,777)
Cash flows from financing activities
Proceeds from debt			10,000
Repayment of debt	(27,293)	(5,143)	(3,714)
Payment of obligations in connection with acquisitions			(1,476)
Acquisition of redeemable non-controlling interests		(1,500)
Proceeds from exercise of stock options	5,284	3,692	5,888
Net cash provided by (used in) financing activities	(22,009)	(2,951)	10,698
Effect of exchange rate changes on cash, cash equivalents and restricted cash	2,591	(3,530)	4,096
Net change in cash, cash equivalents and restricted cash	(100,137)	64,375	48,736
Cash, cash equivalents and restricted cash, beginning of year	393,734	329,359	280,623
Cash, cash equivalents and restricted cash, end of year	293,597	393,734	329,359
Supplemental disclosure of cash flow information
Cash paid for income taxes, net of tax refunds	10,730	5,682	1,247
Cash paid for interest	449	1,675	1,140
Transfer of inventory to fixed assets	3,307	3,702	4,844
Transfer of fixed assets to inventory	$ 322	$ 451	$ 1,188